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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. Schedule of Investments.

THE ALGER FUNDS  |  ALGER CAPITAL APPRECIATION FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—95.5%

ADVERTISING—1.8%
Focus Media Holding Ltd.#*	513,900	$16,902,171

AEROSPACE & DEFENSE—1.0%
Goodrich Corp.	98,600	9,380,804

AIR FREIGHT & LOGISTICS—2.1%
FedEx Corp.	93,000	8,079,840
United Parcel Service, Inc., Cl. B	174,300	12,065,046
		20,144,886
AIRLINES—0.5%
United Continental Holdings, Inc.*	268,600	4,867,032

APPAREL RETAIL—0.8%
Abercrombie & Fitch Co., Cl. A	103,900	7,597,168

APPLICATION SOFTWARE—1.5%
Informatica Corp. *	53,600	2,740,568
Nice Systems Ltd. #*	127,700	4,561,444
Salesforce.com, Inc. *	49,300	7,134,203
		14,436,215
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Affiliated Managers Group, Inc. *	43,800	4,569,654
KKR & Co., LP	300,400	4,400,860
		8,970,514
AUTO PARTS & EQUIPMENT—0.5%
Lear Corp.	105,600	5,174,400

AUTOMOBILE MANUFACTURERS—1.0%
Bayerische Motoren Werke AG#	291,800	9,711,104

BIOTECHNOLOGY—1.2%
Gilead Sciences, Inc. *	87,900	3,723,444
Human Genome Sciences, Inc. *	175,600	3,689,356
Optimer Pharmaceuticals, Inc. *	337,700	3,572,866
		10,985,666
BROADCASTING & CABLE TV—0.5%
CBS Corp., Cl. B	160,700	4,398,359

CABLE & SATELLITE—0.8%
Comcast Corporation, Cl. A	297,100	7,136,342

CASINOS & GAMING—1.2%
Las Vegas Sands Corp.*	247,000	11,653,460

COAL & CONSUMABLE FUELS—1.3%
Arch Coal, Inc.	303,500	7,769,600
Peabody Energy Corp.	82,800	4,758,516
		12,528,116
COMMODITY CHEMICALS—0.5%
Celanese Corp.	92,200	5,082,986

COMMUNICATIONS EQUIPMENT—2.1%
Ciena Corp. *	81,800	1,264,628
Cisco Systems, Inc.	30,200	482,294
Juniper Networks, Inc. *	53,700	1,256,043
QUALCOMM, Inc.	306,200	16,773,636
		19,776,601

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER HARDWARE—6.4%
Apple, Inc. *	150,245	$58,667,667
Hewlett-Packard Co.	55,200	1,940,832
		60,608,499
COMPUTER STORAGE & PERIPHERALS—1.8%
EMC Corp. *	462,500	12,062,000
Seagate Technology PLC	351,900	4,887,891
		16,949,891
CONSTRUCTION & ENGINEERING—0.2%
Chicago Bridge & Iron Co., NV#	57,100	2,355,375

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—3.3%
Caterpillar, Inc.	107,400	10,610,046
Cummins, Inc.	95,000	9,963,600
Deere & Co.	66,400	5,213,064
WABCO Holdings, Inc. *	90,300	5,693,415
		31,480,125
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Mastercard, Inc.	39,500	11,978,375

DEPARTMENT STORES—0.6%
Kohl’s Corp.	103,900	5,684,369

DIVERSIFIED METALS & MINING—2.1%
Cliffs Natural Resources, Inc.	59,400	5,335,308
Freeport-McMoRan Copper & Gold, Inc.	50,500	2,674,480
Molycorp, Inc. *	191,900	12,210,597
		20,220,385
DRUG RETAIL—1.5%
CVS Caremark Corp.	383,800	13,951,130

EDUCATION SERVICES—0.6%
New Oriental Education & Technology Group#*	47,500	6,067,175

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Republic Services, Inc.	162,200	4,708,666

FERTILIZERS & AGRICULTURAL CHEMICALS—1.1%
Mosaic Co., /The	150,500	10,643,360

FOOTWEAR—0.8%
Deckers Outdoor Corp. *	13,500	1,339,875
Salvatore Ferragamo Italia SpA *	333,562	6,351,325
		7,691,200
HEALTH CARE EQUIPMENT—1.7%
Covidien PLC	254,400	12,920,976
Insulet Corp. *	155,300	3,053,198
		15,974,174
HEALTH CARE FACILITIES—0.5%
Universal Health Services, Inc., Cl. B	102,860	5,105,970

HEALTH CARE SERVICES—1.2%
Express Scripts, Inc.*	203,200	11,025,632

HOME IMPROVEMENT RETAIL—0.7%
Lowe’s Companies, Inc.	302,400	6,525,792

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOTELS RESORTS & CRUISE LINES—0.5%
Wyndham Worldwide Corporation	139,300	$4,818,387

HOUSEHOLD PRODUCTS—1.1%
Procter & Gamble Co., /The	167,700	10,311,873

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.2%
Towers Watson & Co.	35,800	2,189,170

INDUSTRIAL CONGLOMERATES—1.1%
McDermott International, Inc. *	49,000	988,330
Tyco International Ltd.	203,800	9,026,302
		10,014,632
INDUSTRIAL MACHINERY—2.8%
Eaton Corp.	116,600	5,590,970
Flowserve Corp.	28,490	2,831,336
Ingersoll-Rand PLC	206,200	7,716,004
Stanley Black & Decker, Inc.	164,300	10,806,011
		26,944,321
INTEGRATED OIL & GAS—3.8%
ConocoPhillips	243,200	17,507,968
Royal Dutch Shell PLC #	249,300	18,338,508
		35,846,476
INTEGRATED TELECOMMUNICATION SERVICES—0.3%
Verizon Communications, Inc.	81,400	2,872,606

INTERNET RETAIL—2.1%
Amazon.com, Inc. *	64,800	14,419,296
Expedia, Inc.	183,460	5,813,847
		20,233,143
INTERNET SOFTWARE & SERVICES—4.7%
Baidu, Inc. #*	6,300	989,541
eBay, Inc. *	275,000	9,006,250
Google, Inc., Cl. A *	31,365	18,934,737
IAC/InterActiveCorp. *	169,215	7,003,809
Sina Corp. *	32,900	3,556,161
VistaPrint NV *	136,500	3,644,550
Yahoo! Inc. *	138,600	1,815,660
		44,950,708
INVESTMENT BANKING & BROKERAGE—0.2%
Lazard Ltd., Cl. A	28,100	944,160
LPL Investment Holdings, Inc. *	20,700	684,135
		1,628,295
IT CONSULTING & OTHER SERVICES—2.7%
Cognizant Technology Solutions Corp., Cl. A *	69,900	4,883,913
International Business Machines Corp.	117,200	21,312,820
		26,196,733
LEISURE PRODUCTS—1.6%
Hanesbrands, Inc. *	218,000	6,651,180
PVH Corp.	118,500	8,478,675
		15,129,855
LIFE & HEALTH INSURANCE—0.4%
MetLife, Inc.	84,900	3,498,729

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LIFE SCIENCES TOOLS & SERVICES—1.5%
Thermo Fisher Scientific, Inc.*	239,800	$14,409,582

MANAGED HEALTH CARE—3.2%
Aetna, Inc.	487,000	20,205,630
CIGNA Corp.	77,300	3,847,221
UnitedHealth Group, Inc.	138,300	6,863,829
		30,916,680
MORTGAGE REITS—0.3%
Annaly Capital Management, Inc.	166,300	2,790,514

MOVIES & ENTERTAINMENT—0.5%
Walt Disney Co., /The	128,300	4,954,946

OIL & GAS EQUIPMENT & SERVICES—3.3%
Baker Hughes, Inc.	287,425	22,240,947
Halliburton Company	145,900	7,985,107
National Oilwell Varco, Inc.	16,200	1,305,234
		31,531,288
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Newfield Exploration Co. *	140,200	9,452,284
Nexen, Inc.	73,341	1,708,845
Petrohawk Energy Corp. *	199,100	7,603,629
SM Energy Co.	62,800	4,731,980
		23,496,738
OIL & GAS REFINING & MARKETING—0.1%
Marathon Petroleum Corp.	24,400	1,068,476

OTHER DIVERSIFIED FINANCIAL SERVICES—2.1%
BM&F Bovespa SA	1,296,200	7,581,192
Citigroup, Inc.	87,790	3,365,869
JPMorgan Chase & Co.	214,737	8,686,112
		19,633,173
PHARMACEUTICALS—2.4%
Allergan, Inc.	64,100	5,211,971
Auxilium Pharmaceuticals, Inc. *	232,900	4,364,546
Johnson & Johnson	102,600	6,647,454
Pfizer, Inc.	351,800	6,768,632
		22,992,603
PRECIOUS METALS & MINERALS—0.8%
ETFS Physical Palladium Shares *	33,200	2,719,412
SPDR Gold Trust *	29,914	4,738,677
		7,458,089
RAILROADS—1.0%
CSX Corp.	397,500	9,766,575

RESEARCH & CONSULTING SERVICES—0.3%
Verisk Analytic, Inc., Cl. A*	78,000	2,597,400

RESTAURANTS—1.1%
McDonald’s Corp.	118,100	10,213,288

SEMICONDUCTOR EQUIPMENT—0.7%
Lam Research Corp.*	156,200	6,385,456

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SEMICONDUCTORS—4.1%
Altera Corp.	90,100	$3,683,288
Avago Technologies Ltd.	208,600	7,015,218
Broadcom Corp., Cl. A *	211,200	7,829,184
Micron Technology, Inc. *	259,400	1,911,778
ON Semiconductor Corp. *	433,200	3,764,508
Skyworks Solutions, Inc. *	388,600	9,835,466
Texas Instruments, Inc.	157,200	4,676,700
		38,716,142
SOFT DRINKS—2.4%
Coca-Cola Co., /The	160,900	10,942,809
PepsiCo, Inc.	189,900	12,161,196
		23,104,005
SPECIALIZED FINANCE—1.0%
CME Group, Inc.	34,700	10,034,893

SPECIALTY CHEMICALS—0.6%
Rockwood Holdings, Inc.*	88,100	5,327,407

SYSTEMS SOFTWARE—1.5%
Oracle Corp.	483,800	14,794,604

TOBACCO—1.1%
Philip Morris International, Inc.	143,760	10,231,399

TRADING COMPANIES & DISTRIBUTORS—0.5%
United Rentals, Inc.*	188,400	4,335,084

TRUCKING—0.4%
Hertz Global Holdings, Inc.*	251,200	3,534,384

WIRELESS TELECOMMUNICATION SERVICES—0.6%
SBA Communications Corp.*	137,400	5,244,558

TOTAL COMMON STOCKS (Cost $854,152,510)		907,888,154

CONVERTIBLE PREFERRED STOCK—0.3%

PHARMACEUTICALS—0.3%
Merrimack Pharmaceuticals, Inc., Series G*,(L3),(a) (Cost $2,777,425)	396,775	2,777,425

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.1%

DIVERSIFIED METALS & MINING—0.1%
Molycorp, Inc., 3.25%, 6/15/16(L2)(b) (Cost $800,000)	800,000	967,000

Total Investments (Cost $857,729,935)(c)	95.9%	911,632,579
Other Assets in Excess of Liabilities	4.1	38,824,794

NET ASSETS	100.0%	$950,457,373

‡                           Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                           Non-income producing security.

#                           American Depository Receipts.

(a)                 Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on April 6, 2011 for a cost of 2,777,425 and represents 0.3% of the net assets of the Fund.

(b)                 Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.1% of the net assets of the Fund.

(c)                  At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $862,188,855, amounted to $49,443,724 which consisted of aggregate gross unrealized appreciation of $84,465,059 and aggregate gross unrealized depreciation of $35,021,335.

(L2)          Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

(L3)          Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER LARGE CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—94.1%

AEROSPACE & DEFENSE—1.8%
Boeing Co., /The	47,740	$3,364,238
General Dynamics Corp.	44,290	3,017,921
		6,382,159
AIR FREIGHT & LOGISTICS—1.9%
FedEx Corp.	38,100	3,310,128
United Parcel Service, Inc., Cl. B	47,700	3,301,794
		6,611,922
AIRLINES—0.4%
Delta Air Lines, Inc.*	196,100	1,547,229

APPLICATION SOFTWARE—1.7%
Adobe Systems, Inc. *	97,500	2,702,700
Salesforce.com, Inc. *	23,100	3,342,801
		6,045,501
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
BlackRock, Inc.	16,600	2,962,436
Blackstone Group LP	203,200	3,375,152
		6,337,588
AUTO PARTS & EQUIPMENT—0.9%
Johnson Controls, Inc.	84,500	3,122,275

AUTOMOBILE MANUFACTURERS—1.3%
Ford Motor Co. *	209,900	2,562,879
General Motors Co. *	67,800	1,876,704
		4,439,583
BIOTECHNOLOGY—1.5%
Celgene Corp. *	29,100	1,725,630
Gilead Sciences, Inc. *	80,700	3,418,452
		5,144,082
BREWERS—0.5%
Anheuser-Busch InBev NV#	28,200	1,623,756

CABLE & SATELLITE—0.7%
Comcast Corporation, Cl. A	104,500	2,510,090

CASINOS & GAMING—1.0%
Las Vegas Sands Corp.*	73,200	3,453,576

COAL & CONSUMABLE FUELS—1.0%
Peabody Energy Corp.	59,700	3,430,959

COMMUNICATIONS EQUIPMENT—4.6%
Cisco Systems, Inc.	191,100	3,051,867
Corning, Inc.	232,400	3,697,484
F5 Networks, Inc. *	7,500	701,100
Juniper Networks, Inc. *	84,400	1,974,116
QUALCOMM, Inc.	118,200	6,474,996
		15,899,563
COMPUTER HARDWARE—6.1%
Apple, Inc. *	48,160	18,805,517
Hewlett-Packard Co.	68,565	2,410,745
		21,216,262

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—1.3%
EMC Corp.*	170,000	$4,433,600

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.9%
Caterpillar, Inc.	34,900	3,447,771
Cummins, Inc.	29,600	3,104,448
		6,552,219
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc.	10,000	3,032,500

DEPARTMENT STORES—0.6%
Kohl’s Corp.	40,000	2,188,400

DIVERSIFIED CHEMICALS—1.5%
Dow Chemical Co., /The	71,600	2,496,692
EI Du Pont de Nemours & Co.	51,000	2,622,420
		5,119,112
DIVERSIFIED METALS & MINING—1.8%
Cliffs Natural Resources, Inc.	35,800	3,215,556
Freeport-McMoRan Copper & Gold, Inc.	54,200	2,870,432
		6,085,988
DRUG RETAIL—2.0%
CVS Caremark Corp.	127,300	4,627,355
Walgreen Co.	54,200	2,115,968
		6,743,323
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Emerson Electric Co.	53,500	2,626,315

ENVIRONMENTAL & FACILITIES SERVICES—0.7%
Republic Services, Inc.	90,100	2,615,603

FERTILIZERS & AGRICULTURAL CHEMICALS—1.0%
Mosaic Co., /The	50,200	3,550,144

FOOTWEAR—0.9%
NIKE, Inc., Cl. B	33,200	2,992,980

GENERAL MERCHANDISE STORES—1.0%
Target Corp.	65,600	3,377,744

GOLD—0.7%
Goldcorp, Inc.	52,200	2,495,682

HEALTH CARE EQUIPMENT—0.7%
Covidien PLC	50,100	2,544,579

HEALTH CARE SERVICES—0.9%
Express Scripts, Inc.*	57,900	3,141,654

HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	154,800	3,340,584

HOTELS RESORTS & CRUISE LINES—1.7%
Carnival Corp.	72,600	2,417,580
Starwood Hotels & Resorts Worldwide, Inc.	62,300	3,424,008
		5,841,588
HOUSEHOLD PRODUCTS—1.2%
Procter & Gamble Co., /The	66,360	4,080,476

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HYPERMARKETS & SUPER CENTERS—1.3%
Wal-Mart Stores, Inc.	87,000	$4,585,770

INDUSTRIAL CONGLOMERATES—0.9%
Tyco International Ltd.	67,600	2,994,004

INDUSTRIAL MACHINERY—2.6%
Eaton Corp.	45,800	2,196,110
Illinois Tool Works, Inc.	43,000	2,141,400
Ingersoll-Rand PLC	50,800	1,900,936
Stanley Black & Decker, Inc.	41,100	2,703,147
		8,941,593
INTEGRATED OIL & GAS—5.3%
Chevron Corp.	67,800	7,052,556
Exxon Mobil Corp.	87,900	7,013,541
Royal Dutch Shell PLC #	58,500	4,303,260
		18,369,357
INTERNET RETAIL—1.8%
Amazon.com, Inc. *	20,900	4,650,668
Expedia, Inc.	52,300	1,657,387
		6,308,055
INTERNET SOFTWARE & SERVICES—4.9%
Baidu, Inc. #*	11,700	1,837,719
eBay, Inc. *	91,055	2,982,051
Google, Inc., Cl. A *	17,695	10,682,295
Yahoo! Inc. *	113,600	1,488,160
		16,990,225
IT CONSULTING & OTHER SERVICES—3.2%
Cognizant Technology Solutions Corp., Cl. A *	39,700	2,773,839
International Business Machines Corp.	45,300	8,237,805
		11,011,644
LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific, Inc.*	44,600	2,680,014

MANAGED HEALTH CARE—0.9%
Aetna, Inc.	76,800	3,186,432

MOVIES & ENTERTAINMENT—0.6%
Walt Disney Co., /The	56,200	2,170,444

OIL & GAS EQUIPMENT & SERVICES—3.2%
Baker Hughes, Inc.	50,100	3,876,738
National Oilwell Varco, Inc.	22,200	1,788,654
Schlumberger Ltd.	60,700	5,485,459
		11,150,851
OIL & GAS EXPLORATION & PRODUCTION—1.8%
Devon Energy Corp.	60,300	4,745,610
Nexen, Inc.	71,400	1,663,620
		6,409,230
OTHER DIVERSIFIED FINANCIAL SERVICES—2.4%
BM&F Bovespa SA	474,400	2,774,662
Citigroup, Inc.	61,490	2,357,527
JPMorgan Chase & Co.	74,500	3,013,525
		8,145,714

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PAPER PRODUCTS—0.7%
International Paper Co.	81,900	$2,432,430

PHARMACEUTICALS—3.7%
Allergan, Inc.	21,300	1,731,903
Bristol-Myers Squibb Co.	85,200	2,441,832
Johnson & Johnson	55,400	3,589,366
Pfizer, Inc.	126,300	2,430,012
Teva Pharmaceutical Industries Ltd. #	57,300	2,672,472
		12,865,585
RAILROADS—1.1%
CSX Corp.	149,400	3,670,758

SEMICONDUCTORS—3.0%
ARM Holdings PLC #	53,800	1,548,902
Broadcom Corp., Cl. A *	79,100	2,932,237
Intel Corp.	109,630	2,448,038
Micron Technology, Inc. *	166,700	1,228,579
Texas Instruments, Inc.	79,700	2,371,075
		10,528,831
SOFT DRINKS—2.9%
Coca-Cola Co., /The	67,800	4,611,078
PepsiCo, Inc.	86,900	5,565,076
		10,176,154
SPECIALIZED FINANCE—0.9%
CME Group, Inc.	11,100	3,210,009

SPECIALTY STORES—0.5%
Staples, Inc.	111,200	1,785,872

SYSTEMS SOFTWARE—4.3%
Check Point Software Technologies Ltd. *	35,700	2,058,105
Microsoft Corp.	165,295	4,529,083
Oracle Corp.	211,800	6,476,844
VMware, Inc., Cl. A *	17,900	1,796,086
		14,860,118
TOBACCO—0.5%
Philip Morris International, Inc.	26,300	1,871,771

WIRELESS TELECOMMUNICATION SERVICES—1.0%
American Tower Corp., Cl. A*	63,100	3,314,643

TOTAL COMMON STOCKS (Cost $297,845,416)		326,186,540

Total Investments (Cost $297,845,416)(a)	94.1%	326,186,540
Other Assets in Excess of Liabilities	5.9	20,556,446

NET ASSETS	100.0%	$346,742,986

‡                           Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                           Non-income producing security.

#                           American Depository Receipts.

(a)                 At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $297,984,759, amounted to $28,201,781 which consisted of aggregate gross unrealized appreciation of $41,675,319 and aggregate gross unrealized depreciation of $13,473,538.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER MID CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—96.3%

AEROSPACE & DEFENSE—2.6%
Goodrich Corp. ^	41,800	$3,976,852
Spirit Aerosystems Holdings, Inc., Cl. A *	175,600	3,598,044
		7,574,896
APPAREL RETAIL—1.8%
Abercrombie & Fitch Co., Cl. A	21,900	1,601,328
Fast Retailing Co., Ltd.	21,050	3,741,493
		5,342,821
APPLICATION SOFTWARE—3.5%
Adobe Systems, Inc. *	96,400	2,672,208
Cadence Design Systems, Inc. *	261,200	2,698,196
Informatica Corp. *	51,400	2,628,082
Salesforce.com, Inc. *	15,900	2,300,889
		10,299,375
ASSET MANAGEMENT & CUSTODY BANKS—3.4%
Affiliated Managers Group, Inc. *	22,900	2,389,157
Blackstone Group LP	226,900	3,768,809
KKR & Co., LP	265,100	3,883,715
		10,041,681
AUTO PARTS & EQUIPMENT—1.1%
BorgWarner, Inc.*	39,500	3,144,990

AUTOMOTIVE RETAIL—0.5%
Carmax, Inc.*	45,500	1,454,635

BIOTECHNOLOGY—0.8%
Human Genome Sciences, Inc. *	57,400	1,205,974
Optimer Pharmaceuticals, Inc. *	112,000	1,184,960
		2,390,934
BROADCASTING & CABLE TV—2.0%
CBS Corp., Cl. B	103,700	2,838,269
Discovery Communications, Inc., Series C *	80,000	2,882,400
		5,720,669
CASINOS & GAMING—1.0%
Wynn Resorts Ltd.	18,100	2,781,608

CHEMICALS—0.9%
Metabolix, Inc.*	392,435	2,680,331

COAL & CONSUMABLE FUELS—3.1%
Arch Coal, Inc. ^	128,000	3,276,800
Patriot Coal Corp. *,^	128,000	2,420,480
Peabody Energy Corp. ^	61,600	3,540,152
		9,237,432
COMMUNICATIONS EQUIPMENT—2.1%
Ciena Corp. *	183,000	2,829,180
Finisar Corp. *	73,100	1,245,624
Riverbed Technology, Inc. *	72,800	2,084,264
		6,159,068
COMPUTER HARDWARE—1.0%
Teradata Corp.*	53,300	2,929,368

COMPUTER STORAGE & PERIPHERALS—0.4%
Fusion-io, Inc.*	39,100	1,157,751

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & ENGINEERING—3.2%
Aecom Technology Corp. *	166,500	$4,119,210
Chicago Bridge & Iron Co., NV #,^	92,000	3,795,000
Fluor Corp.	23,500	1,492,955
		9,407,165
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.9%
Joy Global, Inc.	45,500	4,273,360
Westport Innovations, Inc. *	44,300	1,135,852
		5,409,212
DISTILLERS & VINTNERS—0.9%
Brown-Forman Corp., Cl. B	36,900	2,714,364

DIVERSIFIED METALS & MINING—5.1%
Cliffs Natural Resources, Inc. ^	49,600	4,455,072
Ivanhoe Mines Ltd. *	58,700	1,539,701
Molycorp, Inc. *	76,000	4,835,880
Walter Energy, Inc.	33,100	4,057,067
		14,887,720
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
AMETEK, Inc.	50,400	2,142,000
General Cable Corp. *	93,200	3,706,564
		5,848,564
ENVIRONMENTAL & FACILITIES SERVICES—1.3%
Stericycle, Inc.*	47,400	3,892,488

FOOD RETAIL—0.8%
Whole Foods Market, Inc.	34,600	2,307,820

FOOTWEAR—1.2%
Salvatore Ferragamo Italia SpA*	174,600	3,324,543

GENERAL MERCHANDISE STORES—0.5%
Dollar General Corp.*	48,500	1,525,810

HEALTH CARE FACILITIES—0.3%
Universal Health Services, Inc., Cl. B	15,000	744,600

HEALTH CARE SERVICES—1.2%
HMS Holdings Corp. *	29,600	2,237,760
Quest Diagnostics, Inc.	24,200	1,307,042
		3,544,802
HEALTH CARE TECHNOLOGY—1.0%
Agilent Technologies, Inc. *	25,800	1,087,728
Allscripts Healthcare Solutions, Inc. *	102,900	1,867,635
		2,955,363
HOTELS RESORTS & CRUISE LINES—4.0%
Ctrip.com International Ltd. #*	67,400	3,107,140
Home Inns & Hotels Management, Inc. #*	77,600	2,990,704
Orient-Express Hotels Ltd., Cl. A *	145,700	1,440,973
Royal Caribbean Cruises Ltd.	62,300	1,907,626
Starwood Hotels & Resorts Worldwide, Inc.	40,400	2,220,384
		11,666,827
HOUSEHOLD PRODUCTS—1.8%
Church & Dwight Co., Inc.	75,700	3,053,738

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOUSEHOLD PRODUCTS—(CONT.)
Mead Johnson Nutrition Co., Cl. A	32,500	$2,319,525
		5,373,263
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Robert Half International, Inc.	57,200	1,566,136

INDUSTRIAL CONGLOMERATES—0.5%
McDermott International, Inc.*,^	74,700	1,506,699

INDUSTRIAL MACHINERY—2.8%
Flowserve Corp.	39,100	3,885,758
SPX Corp.	54,900	4,130,676
		8,016,434
INTERNET RETAIL—1.2%
NetFlix, Inc.*	13,500	3,590,865

INTERNET SOFTWARE & SERVICES—3.3%
Akamai Technologies, Inc. *	50,400	1,220,688
Ancestry.com, Inc. *	28,300	1,007,763
OpenTable, Inc. *	91,655	6,494,673
VistaPrint NV *	35,100	937,170
		9,660,294
IT CONSULTING & OTHER SERVICES—0.7%
Gartner, Inc.*	58,800	2,170,308

LEISURE PRODUCTS—1.9%
Polo Ralph Lauren Corp., Cl. A	18,000	2,431,260
PVH Corp.	43,900	3,141,045
		5,572,305
LIFE SCIENCES TOOLS & SERVICES—0.9%
Life Technologies Corp. *	27,500	1,238,325
Waters Corp. *	16,000	1,406,240
		2,644,565
MANAGED HEALTH CARE—4.0%
Aetna, Inc.	109,800	4,555,602
CIGNA Corp.	87,600	4,359,852
Humana, Inc.	37,300	2,781,834
		11,697,288
MOTORCYCLE MANUFACTURERS—0.6%
Harley-Davidson, Inc.	36,300	1,575,057

MOVIES & ENTERTAINMENT—0.5%
DreamWorks Animation SKG, Inc.*	70,100	1,532,386

NETWORKING EQUIPMENT—0.8%
Fortinet, Inc.*	111,200	2,259,584

OIL & GAS DRILLING—1.2%
Nabors Industries Ltd.*+	135,100	3,567,991

OIL & GAS EQUIPMENT & SERVICES—2.4%
Cameron International Corp. *,^	48,200	2,696,308
Superior Energy Services, Inc. *	62,300	2,584,827
Weatherford International Ltd. *,^	74,200	1,626,464
		6,907,599

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OIL & GAS EXPLORATION & PRODUCTION—5.8%
Brigham Exploration Co. *,^	115,200	$3,663,360
Concho Resources, Inc. *,^	16,100	1,506,638
Concho Resources, Inc., /Restricted *,(a)	15,700	1,469,206
Newfield Exploration Co. *,^	72,400	4,881,208
Petrohawk Energy Corp. *,^	59,800	2,283,762
Pioneer Natural Resources Co. ^	32,700	3,040,773
		16,844,947
OIL & GAS REFINING & MARKETING—1.1%
Marathon Petroleum Corp.	73,300	3,209,807

PACKAGED FOODS & MEATS—1.5%
Hain Celestial Group, Inc. *	67,900	2,195,207
McCormick & Co., Inc.	45,400	2,208,710
		4,403,917
PERSONAL PRODUCTS—0.8%
Estee Lauder Companies, Inc., /The, Cl. A	21,200	2,224,092

PHARMACEUTICALS—0.4%
Medicis Pharmaceutical Corp., Cl. A	31,400	1,167,452

RAILROADS—1.1%
Kansas City Southern*	51,700	3,068,395

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
BR Malls Participacoes SA	224,100	2,609,864

REAL ESTATE SERVICES—1.4%
CB Richard Ellis Group, Inc.*	183,300	3,995,940

RESEARCH & CONSULTING SERVICES—1.5%
Verisk Analytic, Inc., Cl. A*	135,500	4,512,150

RESTAURANTS—0.7%
Chipotle Mexican Grill, Inc. *	4,500	1,460,610
Dunkin’ Brands Group, Inc. *	1,700	49,181
McCormick & Schmick’s Seafood Restaurants, Inc. *	73,000	645,320
		2,155,111
SEMICONDUCTOR EQUIPMENT—1.3%
Kla-Tencor Corp.	36,000	1,433,520
Lam Research Corp. *	56,600	2,313,808
		3,747,328
SEMICONDUCTORS—5.6%
Altera Corp.	109,500	4,476,360
Avago Technologies Ltd.	83,300	2,801,379
Netlogic Microsystems, Inc. *	56,800	1,962,440
NXP Semiconductor NV *	65,700	1,299,546
ON Semiconductor Corp. *	125,900	1,094,071
Skyworks Solutions, Inc. *	127,300	3,221,963
Xilinx, Inc.	43,700	1,402,770
		16,258,529
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	33,800	1,431,430

SPECIALTY CHEMICALS—1.1%
International Flavors & Fragrances, Inc.	23,500	1,437,495

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SPECIALTY CHEMICALS—(CONT.)
Rockwood Holdings, Inc. *	26,700	$1,614,549
		3,052,044
SPECIALTY STORES—1.0%
L’Occitane International SA*	1,081,700	2,970,102

SYSTEMS SOFTWARE—0.9%
Check Point Software Technologies Ltd.*	43,300	2,496,245

TOTAL COMMON STOCKS (Cost $280,269,794)		280,932,964

CONVERTIBLE PREFERRED STOCK—1.4%

BIOTECHNOLOGY—1.4%
Merrimack Pharmaceuticals, Inc., Series B-10, *,(L3),(b)	43,693	471,010
Merrimack Pharmaceuticals, Inc., Series B-3, *,(L3),(c)	4,369	47,098
Merrimack Pharmaceuticals, Inc., Series B-4, *,(L3),(d)	130,970	1,411,857
Merrimack Pharmaceuticals, Inc., Series B-7, *,(L3),(b)	43,693	471,011
Merrimack Pharmaceuticals, Inc., Series C-2, *,(L3),(e)	232,232	1,625,624
		4,026,600
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,160,002)		4,026,600

	CONTRACTS
PURCHASED OPTIONS—0.3%

PUT OPTIONS—0.1%
SPDR S&P 500 ETF Trust/ Sept./ 123 (Cost $322,020)	1,526	352,506

CALL OPTIONS—0.2%
SPDR S&P 500 ETF Trust/ Sept./ 134^ (Cost $528,065)	3,052	473,060

TOTAL PURCHASED OPTIONS (Cost $850,085)		825,566

Total Investments (Cost $283,279,881)(f)	98.0%	285,785,130
Other Assets in Excess of Liabilities	2.0	5,732,344

NET ASSETS	100.0%	$291,517,474

‡                           Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^                             All or a portion of this security has been pledged as collateral for written call options.

+                         All or a portion of this security is held as collateral for securities sold short.

*                           Non-income producing security.

#                           American Depository Receipts.

(a)                 Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $711,210 and represents 0.5% of the net assets of the Fund.

(b)                 Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $252,895 and represents 0.2% of the net assets of the Fund.

(c)                  Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $25,288 and represents 0.0% of the net assets of the Fund.

(d)                 Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $758,054 and represents 0.5% of the net assets of the Fund.

(e)                  Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $870,870 and represents 0.6% of the net assets of the Fund.

(f)                     At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $284,676,602, amounted to $1,108,528 which consisted of aggregate gross unrealized appreciation of $18,566,463 and aggregate gross unrealized depreciation of $17,457,935.

(L3)          Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER MID CAP GROWTH FUND

Schedule of Options Written‡ (Unaudited) July 31, 2011

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Arch Coal, Inc./ August/ 29	178	17,800	$62,300
Brigham Exploration Co./ August/ 32	120	12,000	18,120
Brigham Exploration Co./ August/ 33	30	3,000	8,400
Cameron International Corp./ Sept/ 57.5	46	4,600	17,020
Marathon Petroleum Corp./ Sept./ 45	61	6,100	15,555
McDermott International, Inc./ August/ 20	60	6,000	4,980
McDermott International, Inc./ August/ 23	208	20,800	59,280
Nabors Industries Ltd./ August/ 25	30	3,000	1,620
Newfield Exploration Co./ August/ 70	60	6,000	20,400
Peabody Energy Corp./ August/ 60	30	3,000	10,350
Peabody Energy Corp./ August/ 62.50	30	3,000	16,350
Pioneer Natural Resources Co./ August/ 90	30	3,000	6,900
Pioneer Natural Resources Co./ August/ 95	60	6,000	26,400
TOTAL PUT OPTIONS WRITTEN (Premiums Received $240,049)			267,675

CALL OPTIONS WRITTEN
Arch Coal, Inc./ August/ 27	61	6,100	3,416
Arch Coal, Inc./ August/ 28	61	6,100	1,830
Brigham Exploration Co./ August/ 30	30	3,000	6,750
Brigham Exploration Co./ August/ 31	89	8,900	18,245
Brigham Exploration Co./ August/ 32	60	6,000	9,000
Brigham Exploration Co./ August/ 33	30	3,000	3,000
Cameron International Corp./ Sept./ 52.5	46	4,600	17,020
Chicago Bridge & Iron Co., NV/ August/ 40	58	5,800	13,920
Cliffs Natural Resources, Inc./ August/ 100	30	3,000	1,740
Cliffs Natural Resources, Inc./ August/ 95	30	3,000	4,530
Concho Resources, Inc./ August/ 95	30	3,000	8,550
Goodrich Corp./ August/ 95	30	3,000	8,400
McDermott International, Inc./ August/ 21	61	6,100	3,782
McDermott International, Inc./ Sept./ 21	61	6,100	5,917
Nabors Industries Ltd./ August/ 25	90	9,000	17,730
Nabors Industries Ltd./ August/ 26	31	3,100	3,782
Nabors Industries Ltd./ August/ 27	31	3,100	2,573
Newfield Exploration Co./ August/ 70	29	2,900	4,495
Newfield Exploration Co./ August/ 75	29	2,900	725
Newfield Exploration Co./ Sept./ 70	31	3,100	7,905
Newfield Exploration Co./August/ 65	60	6,000	22,200
Patriot Coal Corp./ August/ 22	61	6,100	1,220
Patriot Coal Corp./ August/ 23	89	8,900	1,157
Patriot Coal Corp./ August/ 24	30	3,000	210
Patriot Coal Corp./ Sept./ 21	92	9,200	6,532
Patriot Coal Corp./ Sept./ 22	153	15,300	7,038
Peabody Energy Corp./ August/ 57.5	30	3,000	6,180
Peabody Energy Corp./ August/ 60	30	3,000	3,150
Peabody Energy Corp./ Sept./ 60	31	3,100	6,324
Petrohawk Energy Corp./ August/ 25	90	9,000	117,900
Petrohawk Energy Corp./ August/ 26	87	8,700	106,140
Pioneer Natural Resources Co./ August/ 90	30	3,000	15,000
SPDR S&P 500 ETF Trust/ Sept./ 123	1,526	152,600	1,281,840
Weatherford International Ltd./ August/ 22	61	6,100	5,002

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
CALL OPTIONS WRITTEN (continued)
Weatherford International Ltd./ Sept./ 22	61	6,100	$7,686

TOTAL CALL OPTIONS WRITTEN (Premiums Received $1,651,669)			1,730,889
TOTAL OPTIONS WRITTEN (Premiums Received $1,891,718)			$1,998,564

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMID CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—98.0%

ADVERTISING—1.6%
Focus Media Holding Ltd. #*	267,500	$8,798,075
Interpublic Group of Cos., Inc., /The	712,950	6,994,040
		15,792,115
AEROSPACE & DEFENSE—2.1%
AAR Corp.	395,900	11,615,706
Spirit Aerosystems Holdings, Inc., Cl. A *	444,900	9,116,001
		20,731,707
AIRLINES—0.4%
US Airways Group, Inc.*	570,450	3,559,608

APPAREL RETAIL—1.7%
ANN, Inc. *	387,900	10,062,126
Childrens Place Retail Stores, Inc., /The *	130,800	6,320,256
		16,382,382
APPLICATION SOFTWARE—6.7%
Cadence Design Systems, Inc. *	1,059,350	10,943,086
Concur Technologies, Inc. *	145,950	6,631,968
Informatica Corp. *	197,550	10,100,732
Nice Systems Ltd. #*	285,750	10,206,990
QLIK Technologies, Inc. *	341,150	10,340,256
Solera Holdings, Inc.	181,006	10,114,615
Taleo Corp., Cl. A *	236,850	7,839,735
		66,177,382
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Affiliated Managers Group, Inc. *	101,562	10,595,963
Fortress Investment Group LLC, Cl. A *	1,649,650	7,406,929
		18,002,892
AUTO PARTS & EQUIPMENT—1.4%
Dana Holding Corp. *	674,695	11,247,166
Tenneco, Inc. *	64,550	2,578,127
		13,825,293
AUTOMOTIVE RETAIL—0.7%
Carmax, Inc.*	215,050	6,875,149

BIOTECHNOLOGY—3.1%
Cubist Pharmaceuticals, Inc. *	213,200	7,242,404
Human Genome Sciences, Inc. *	303,300	6,372,333
Incyte Corp., Ltd. *	202,750	3,535,960
InterMune, Inc. *	148,200	4,946,916
Optimer Pharmaceuticals, Inc. *	510,100	5,396,858
Pharmasset, Inc. *	19,950	2,421,531
		29,916,002
COAL & CONSUMABLE FUELS—1.7%
Arch Coal, Inc.	383,990	9,830,144
Patriot Coal Corp. *	365,750	6,916,333
		16,746,477
COMMUNICATIONS EQUIPMENT—2.4%
Acme Packet, Inc. *	110,900	6,534,228
Ciena Corp. *	292,000	4,514,320
Finisar Corp. *	250,450	4,267,668
JDS Uniphase Corp. *	233,700	3,073,155

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMMUNICATIONS EQUIPMENT—(CONT.)
Riverbed Technology, Inc. *	172,550	$4,940,106
		23,329,477
CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	291,290	7,206,515

DATA PROCESSING & OUTSOURCED SERVICES—1.7%
VeriFone Systems, Inc. *	118,550	4,667,314
Wright Express Corp. *	235,900	11,606,280
		16,273,594
DISTRIBUTORS—1.0%
LKQ Corp.*	396,450	9,740,776

DIVERSIFIED CHEMICALS—0.9%
Solutia, Inc.*	402,300	8,625,312

DIVERSIFIED METALS & MINING—1.3%
Molycorp, Inc. *	96,050	6,111,661
Walter Energy, Inc.	52,300	6,410,411
		12,522,072
EDUCATION SERVICES—0.5%
ITT Educational Services, Inc.*	58,000	4,968,860

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	158,200	11,115,132

ELECTRICAL COMPONENTS & EQUIPMENT—4.5%
AMETEK, Inc.	272,100	11,564,250
GrafTech International Ltd. *	439,750	8,469,585
Regal-Beloit Corp.	95,600	5,796,228
Thomas & Betts Corp. *	166,930	8,142,845
Woodward Governor Co.	303,900	10,484,550
		44,457,458
ELECTRONIC MANUFACTURING SERVICES—0.8%
Trimble Navigation Ltd.*	231,995	8,254,382

ENVIRONMENTAL & FACILITIES SERVICES—3.2%
Clean Harbors, Inc. *	236,900	12,496,475
Tetra Tech, Inc. *	340,200	7,484,400
Waste Connections, Inc.	363,575	11,721,658
		31,702,533
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	219,050	9,145,337

GOLD—0.8%
AuRico Gold, Inc.*	652,450	7,914,219

HEALTH CARE EQUIPMENT—1.3%
Sirona Dental Systems, Inc. *	126,150	6,380,667
Thoratec Corp. *	177,700	5,986,713
		12,367,380
HEALTH CARE FACILITIES—2.0%
Healthsouth Corp. *	194,200	4,738,480
Tenet Healthcare Corporation *	1,010,200	5,616,712
Universal Health Services, Inc., Cl. B	180,600	8,964,984
		19,320,176

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SERVICES—1.7%
Catalyst Health Solutions, Inc. *	138,200	$9,056,246
HMS Holdings Corp. *	101,500	7,673,400
		16,729,646
HEALTH CARE SUPPLIES—0.6%
Align Technology, Inc.*	287,300	6,317,727

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma, Inc.	237,200	8,781,144

HOTELS RESORTS & CRUISE LINES—1.7%
Gaylord Entertainment Co. *	225,350	6,611,769
Wyndham Worldwide Corporation	298,000	10,307,820
		16,919,589
HOUSEHOLD PRODUCTS—0.9%
Church & Dwight Co., Inc.	213,850	8,626,709

HOUSEWARES & SPECIALTIES—1.1%
Tupperware Brands Corp.	175,350	10,957,622

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.7%
Robert Half International, Inc.	229,250	6,276,865
Towers Watson & Co.	169,850	10,386,328
		16,663,193
INDUSTRIAL CONGLOMERATES—1.0%
McDermott International, Inc.*	510,200	10,290,734

INDUSTRIAL MACHINERY—3.7%
Actuant Corp., Cl. A	366,500	9,056,215
Barnes Group, Inc.	487,200	11,863,320
Pall Corp.	76,850	3,810,223
SPX Corp.	147,900	11,127,996
		35,857,754
INTERNET SOFTWARE & SERVICES—2.5%
IAC/InterActiveCorp. *	269,500	11,154,605
OpenTable, Inc. *	115,700	8,198,502
VistaPrint NV *	211,500	5,647,050
		25,000,157
INVESTMENT BANKING & BROKERAGE—0.4%
Greenhill & Co., Inc.	85,750	3,776,430

IT CONSULTING & OTHER SERVICES—1.0%
Gartner, Inc.*	265,050	9,782,995

LEISURE FACILITIES—0.4%
Life Time Fitness, Inc.*	86,550	3,614,328

LEISURE PRODUCTS—1.2%
Brunswick Corp.	164,600	3,593,218
PVH Corp.	117,400	8,399,970
		11,993,188
LIFE SCIENCES TOOLS & SERVICES—1.4%
Bruker Corp. *	390,150	6,718,383
Parexel International Corp. *	337,900	6,937,087
		13,655,470

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MANAGED HEALTH CARE—1.7%
Amerigroup Corp. *	137,150	$7,543,250
Coventry Health Care, Inc. *	299,150	9,572,800
		17,116,050
METAL & GLASS CONTAINERS—1.2%
Crown Holdings, Inc. *	213,050	8,183,251
Silgan Holdings, Inc.	101,100	3,920,658
		12,103,909
MORTGAGE REITS—0.4%
American Capital Agency Corp.	142,000	3,964,640

NETWORKING EQUIPMENT—0.8%
Fortinet, Inc.*	362,900	7,374,128

OFFICE REITS—0.3%
Digital Realty Trust, Inc.	49,600	3,036,016

OIL & GAS DRILLING—0.7%
Helmerich & Payne, Inc.	97,000	6,697,850

OIL & GAS EQUIPMENT & SERVICES—1.6%
Dril-Quip, Inc. *	92,150	6,497,496
Superior Energy Services, Inc. *	225,300	9,347,697
		15,845,193
OIL & GAS EXPLORATION & PRODUCTION—3.4%
Brigham Exploration Co. *	312,700	9,943,860
EXCO Resources., Inc.	189,800	3,019,718
Forest Oil Corp. *	116,700	3,034,200
Plains Exploration & Production Co. *	126,100	4,919,161
Quicksilver Resources, Inc. *	288,700	4,085,105
SM Energy Co.	118,100	8,898,835
		33,900,879
OIL & GAS REFINING & MARKETING—0.8%
HollyFrontier Corp.	102,950	7,761,400

PACKAGED FOODS & MEATS—1.3%
Hain Celestial Group, Inc. *	248,550	8,035,622
Ralcorp Holdings, Inc. *	58,250	5,038,625
		13,074,247
PHARMACEUTICALS—1.6%
Auxilium Pharmaceuticals, Inc. *	306,154	5,737,326
Medicis Pharmaceutical Corp., Cl. A	271,200	10,083,216
		15,820,542
PRECIOUS METALS & MINERALS—0.4%
Stillwater Mining Co.*	243,950	3,732,435

RAILROADS—1.1%
Genesee & Wyoming, Inc., Cl. A*	190,150	10,465,856

REGIONAL BANKS—1.0%
Signature Bank*	171,250	10,131,150

RESEARCH & CONSULTING SERVICES—0.7%
IHS, Inc., Cl. A*	87,950	6,481,035

RESTAURANTS—0.0%
Dunkin’ Brands Group, Inc.*	5,850	169,240

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RETAIL REITS—0.8%
Macerich Co., /The	140,900	$7,486,017

SECURITY & ALARM SERVICES—0.7%
Geo Group, Inc., /The*	339,350	7,058,480

SEMICONDUCTOR EQUIPMENT—0.8%
Novellus Systems, Inc.*	250,000	7,760,000

SEMICONDUCTORS—5.2%
Atmel Corp. *	700,450	8,475,445
Cypress Semiconductor Corp. *	376,350	7,745,283
Mellanox Technologies Ltd. *	269,605	9,395,734
Netlogic Microsystems, Inc. *	242,000	8,361,100
ON Semiconductor Corp. *	888,550	7,721,500
Skyworks Solutions, Inc. *	361,300	9,144,503
		50,843,565
SPECIALIZED CONSUMER SERVICES—0.8%
Sotheby’s	171,650	7,269,377

SPECIALTY CHEMICALS—2.2%
Cytec Industries, Inc.	122,200	6,843,200
International Flavors & Fragrances, Inc.	32,600	1,994,142
Rockwood Holdings, Inc. *	210,150	12,707,770
		21,545,112
SPECIALTY STORES—1.9%
GNC Holdings, Inc. *	334,000	8,416,800
PetSmart, Inc.	235,850	10,146,267
		18,563,067
SYSTEMS SOFTWARE—1.1%
MICROS Systems, Inc.*	217,700	10,660,769

THRIFTS & MORTGAGE FINANCE—0.5%
Northwest Bancshares, Inc.	421,650	5,182,078

TRADING COMPANIES & DISTRIBUTORS—0.7%
United Rentals, Inc.*	278,950	6,418,640

WIRELESS TELECOMMUNICATION SERVICES—1.7%
MetroPCS Communications, Inc. *	388,065	6,317,698
SBA Communications Corp. *	271,550	10,365,064
		16,682,762
TOTAL COMMON STOCKS (Cost $820,723,587)		961,063,353

Total Investments (Cost $820,723,587)(a)	98.0%	961,063,353
Other Assets in Excess of Liabilities	2.0	19,916,862

NET ASSETS	100.0%	$980,980,215

‡                           Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                           Non-income producing security.

#                           American Depository Receipts.

(a)                 At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $821,602,903, amounted to $139,460,450 which consisted of aggregate gross unrealized appreciation of $176,136,159 and aggregate gross unrealized depreciation of $36,675,709.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMALL CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—98.4%

AEROSPACE & DEFENSE—2.5%
AAR Corp.	123,736	$3,630,414
Esterline Technologies Corp. *	47,220	3,606,192
		7,236,606
AIR FREIGHT & LOGISTICS—0.8%
HUB Group, Inc., Cl. A*	63,600	2,256,528

AIRLINES—0.4%
US Airways Group, Inc.*	180,500	1,126,320

APPAREL RETAIL—3.4%
ANN, Inc. *	105,800	2,744,452
Childrens Place Retail Stores, Inc., /The *	44,700	2,159,904
DSW, Inc., Cl. A *	43,200	2,288,736
Express, Inc.	92,000	2,064,480
Francesca’s Holdings Corp. *	22,400	588,224
		9,845,796
APPLICATION SOFTWARE—7.4%
BroadSoft, Inc. *	53,300	1,556,893
Cadence Design Systems, Inc. *	332,900	3,438,857
Concur Technologies, Inc. *	46,795	2,126,365
Nice Systems Ltd. #*	103,425	3,694,341
QLIK Technologies, Inc. *	91,086	2,760,816
RealPage, Inc. *	93,100	2,239,055
Taleo Corp., Cl. A *	82,400	2,727,440
Ultimate Software Group, Inc. *	51,300	2,789,694
		21,333,461
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Fortress Investment Group LLC, Cl. A*	572,000	2,568,280

AUTO PARTS & EQUIPMENT—1.4%
Dana Holding Corp. *	184,500	3,075,615
Tenneco, Inc. *	23,500	938,590
		4,014,205
BIOTECHNOLOGY—3.0%
Cubist Pharmaceuticals, Inc. *	69,500	2,360,915
Incyte Corp., Ltd. *	82,600	1,440,544
InterMune, Inc. *	51,400	1,715,732
Onyx Pharmaceuticals, Inc. *	30,800	1,015,784
Optimer Pharmaceuticals, Inc. *	196,800	2,082,144
		8,615,119
COAL & CONSUMABLE FUELS—0.8%
Patriot Coal Corp.*	124,000	2,344,840

COMMUNICATIONS EQUIPMENT—1.8%
ADTRAN, Inc.	31,800	1,052,262
Aruba Networks, Inc. *	63,500	1,457,325
Ciena Corp. *	89,000	1,375,940
Finisar Corp. *	72,100	1,228,584
		5,114,111
CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	84,995	2,102,776

DATA PROCESSING & OUTSOURCED SERVICES—2.2%
Jack Henry & Associates, Inc.	94,000	2,721,300

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DATA PROCESSING & OUTSOURCED SERVICES—(CONT.)
Wright Express Corp. *	70,075	$3,447,690
		6,168,990
DISTRIBUTORS—1.0%
LKQ Corp.*	116,270	2,856,754

DIVERSIFIED CHEMICALS—0.9%
Solutia, Inc.*	123,300	2,643,552

DIVERSIFIED METALS & MINING—0.3%
Grande Cache Coal Corp.*	88,200	805,091

EDUCATION SERVICES—0.7%
American Public Education, Inc.*	42,200	1,923,054

ELECTRIC UTILITIES—1.3%
ITC Holdings Corp.	52,600	3,695,676

ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
GrafTech International Ltd. *	160,800	3,097,008
Woodward Governor Co.	94,960	3,276,120
		6,373,128
ELECTRONIC COMPONENTS—0.8%
Aeroflex Holding Corp. *	92,900	1,328,470
Fabrinet *	59,500	916,300
		2,244,770
ELECTRONIC EQUIPMENT MANUFACTURERS—0.3%
Cognex Corp.	25,500	865,725

ENVIRONMENTAL & FACILITIES SERVICES—3.4%
Clean Harbors, Inc. *	70,000	3,692,500
Tetra Tech, Inc. *	104,500	2,299,000
Waste Connections, Inc.	119,550	3,854,292
		9,845,792
FOOD DISTRIBUTORS—1.1%
United Natural Foods, Inc.*	74,600	3,114,550

FOOD RETAIL—0.6%
Fresh Market, Inc., /The*	43,600	1,549,108

GOLD—0.7%
AuRico Gold, Inc.*	167,100	2,026,923

HEALTH CARE EQUIPMENT—4.0%
Arthrocare Corp. *	45,500	1,503,775
Insulet Corp. *	139,100	2,734,706
MAKO Surgical Corp. *	74,400	2,143,464
Sirona Dental Systems, Inc. *	38,700	1,957,446
Thoratec Corp. *	48,928	1,648,385
Volcano Corp. *	44,300	1,391,463
		11,379,239
HEALTH CARE FACILITIES—1.5%
Healthsouth Corp. *	106,000	2,586,400
Kindred Healthcare, Inc. *	87,900	1,656,036
		4,242,436
HEALTH CARE SERVICES—2.5%
Catalyst Health Solutions, Inc. *	44,700	2,929,191

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SERVICES—(CONT.)
Centene Corp. *	17,900	$587,299
Gentiva Health Services, Inc. *	63,200	1,136,968
HMS Holdings Corp. *	35,000	2,646,000
		7,299,458
HEALTH CARE SUPPLIES—1.0%
Align Technology, Inc.*	124,000	2,726,760

HEALTH CARE TECHNOLOGY—0.8%
Medidata Solutions, Inc.*	108,200	2,210,526

HOME FURNISHINGS—0.4%
Ethan Allen Interiors, Inc.	58,779	1,081,534

HOTELS RESORTS & CRUISE LINES—1.5%
Gaylord Entertainment Co. *	69,500	2,039,130
Interval Leisure Group *	181,800	2,336,130
		4,375,260
HOUSEHOLD APPLIANCES—0.7%
SodaStream International Ltd.*	26,500	1,943,775

INDUSTRIAL MACHINERY—4.5%
Actuant Corp., Cl. A	140,740	3,477,685
Barnes Group, Inc.	159,200	3,876,520
CLARCOR, Inc.	44,300	1,951,858
RBC Bearings, Inc. *	93,700	3,557,789
		12,863,852
INTERNET RETAIL—1.2%
Shutterfly, Inc.*	62,700	3,410,880

INTERNET SOFTWARE & SERVICES—4.0%
Ancestry.com, Inc. *	72,900	2,595,969
comScore, Inc. *	96,800	2,111,208
LogMeIn, Inc. *	75,000	2,666,250
OpenTable, Inc. *	33,100	2,345,466
VistaPrint NV *	66,300	1,770,210
		11,489,103
INVESTMENT BANKING & BROKERAGE—0.8%
Greenhill & Co., Inc.	15,800	695,832
Stifel Financial Corp. *	41,400	1,571,544
		2,267,376
LEISURE FACILITIES—1.6%
Life Time Fitness, Inc. *	38,175	1,594,188
Six Flags Entertainment Corp.	82,400	2,901,304
		4,495,492
LEISURE PRODUCTS—2.0%
Brunswick Corp.	113,811	2,484,494
Vera Bradley, Inc. *	38,100	1,381,887
Warnaco Group, Inc., /The *	37,400	1,993,420
		5,859,801
LIFE SCIENCES TOOLS & SERVICES—1.5%
Bruker Corp. *	129,500	2,229,990
Parexel International Corp. *	107,108	2,198,927
		4,428,917

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MANAGED HEALTH CARE—1.7%
Amerigroup Corp. *	37,800	$2,079,000
Healthspring, Inc. *	64,800	2,659,392
		4,738,392
METAL & GLASS CONTAINERS—1.1%
Silgan Holdings, Inc.	82,370	3,194,309

NETWORKING EQUIPMENT—0.8%
Fortinet, Inc.*	119,000	2,418,080

OIL & GAS EQUIPMENT & SERVICES—2.7%
C&J Energy Services, Inc. *	15,100	460,550
Cal Dive International, Inc. *	237,600	1,325,808
Complete Production Services, Inc. *	66,100	2,569,968
Dril-Quip, Inc. *	37,520	2,645,535
Lufkin Industries, Inc.	7,600	619,248
		7,621,109
OIL & GAS EXPLORATION & PRODUCTION—5.2%
Carrizo Oil & Gas, Inc. *	39,000	1,497,600
Energy XXI Bermuda Ltd. *	97,100	3,185,851
Kodiak Oil & Gas Corp. *	348,400	2,365,636
Nothern Oil and Gas, Inc. *	66,500	1,472,310
Petroleum Development Corp *	33,100	1,202,192
Quicksilver Resources, Inc. *	140,600	1,989,490
Rosetta Resources, Inc. *	43,100	2,231,287
Swift Energy Co. *	29,700	1,131,570
		15,075,936
PACKAGED FOODS & MEATS—0.9%
Hain Celestial Group, Inc.*	81,920	2,648,474

PHARMACEUTICALS—2.1%
Auxilium Pharmaceuticals, Inc. *	74,200	1,390,508
Medicis Pharmaceutical Corp., Cl. A	67,600	2,513,368
Salix Pharmaceuticals Ltd. *	29,100	1,128,498
Viropharma, Inc. *	62,400	1,128,192
		6,160,566
PRECIOUS METALS & MINERALS—0.4%
Stillwater Mining Co.*	80,100	1,225,530

RAILROADS—1.1%
Genesee & Wyoming, Inc., Cl. A*	59,000	3,247,360

REGIONAL BANKS—1.8%
Signature Bank *	54,800	3,241,968
Texas Capital Bancshares, Inc. *	69,800	1,907,634
		5,149,602
RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	32,400	1,903,824

RESTAURANTS—1.9%
Cheesecake Factory, Inc., /The *	83,200	2,398,656
McCormick & Schmick’s Seafood Restaurants, Inc. *	132,435	1,170,725
Sonic Corp. *	174,901	1,871,441
		5,440,822

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SECURITY & ALARM SERVICES—0.9%
Geo Group, Inc., /The*	123,870	$2,576,496

SEMICONDUCTOR EQUIPMENT—0.9%
Novellus Systems, Inc.*	79,300	2,461,472

SEMICONDUCTORS—3.5%
Applied Micro Circuits Corporation *	93,200	588,092
Inphi Corp. *	119,400	1,515,186
Mellanox Technologies Ltd. *	79,061	2,755,276
Netlogic Microsystems, Inc. *	75,300	2,601,615
RF Micro Devices, Inc. *	386,500	2,608,875
		10,069,044
SPECIALIZED CONSUMER SERVICES—0.7%
Sotheby’s	48,000	2,032,800

SPECIALTY CHEMICALS—2.1%
Kraton Performance Polymers, Inc. *	78,500	2,833,850
Rockwood Holdings, Inc. *	52,000	3,144,440
		5,978,290
SPECIALTY STORES—1.7%
Teavana Holdings, Inc. *	5,900	166,380
Ulta Salon, Cosmetics & Fragrance, Inc. *	28,600	1,802,658
Vitamin Shoppe, Inc. *	67,600	2,944,656
		4,913,694
THRIFTS & MORTGAGE FINANCE—0.9%
Northwest Bancshares, Inc.	222,400	2,733,296

TRADING COMPANIES & DISTRIBUTORS—0.7%
United Rentals, Inc.*	84,400	1,942,044

TOTAL COMMON STOCKS (Cost $251,529,146)		282,276,704

Total Investments (Cost $251,529,146)(a)	98.4%	282,276,704
Other Assets in Excess of Liabilities	1.6	4,658,414

NET ASSETS	100.0%	$286,935,118

‡                           Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                           Non-income producing security.

#                           American Depository Receipts.

(a)                 At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $251,893,287, amounted to $30,383,417 which consisted of aggregate gross unrealized appreciation of $46,790,805 and aggregate gross unrealized depreciation of $16,407,388.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—98.0%

ADVERTISING—1.5%
Focus Media Holding Ltd. #*	4,920	$161,819
Interpublic Group of Cos., Inc., /The	10,240	100,454
		262,273
AEROSPACE & DEFENSE—2.2%
AAR Corp.	6,815	199,952
Esterline Technologies Corp. *	2,610	199,326
		399,278
AIRLINES—0.4%
US Airways Group, Inc.*	10,300	64,272

APPAREL RETAIL—3.0%
ANN, Inc. *	7,090	183,915
Childrens Place Retail Stores, Inc., /The *	2,970	143,510
Express, Inc.	6,560	147,207
Francesca’s Holdings Corp. *	2,020	53,045
		527,677
APPLICATION SOFTWARE—5.5%
BroadSoft, Inc. *	3,505	102,381
Informatica Corp. *	3,635	185,858
Magma Design Automation, Inc. *	22,305	165,949
Nice Systems Ltd. #*	5,535	197,710
QLIK Technologies, Inc. *	4,885	148,064
RealPage, Inc. *	4,715	113,396
Tangoe, Inc. *	5,080	58,928
		972,286
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
Affiliated Managers Group, Inc. *	1,845	192,489
Fortress Investment Group LLC, Cl. A *	29,035	130,367
		322,856
AUTO PARTS & EQUIPMENT—1.0%
Dana Holding Corp.*	11,020	183,703

BIOTECHNOLOGY—2.0%
Human Genome Sciences, Inc. *	5,140	107,991
InterMune, Inc. *	3,075	102,643
Optimer Pharmaceuticals, Inc. *	9,765	103,314
Pharmasset, Inc. *	360	43,697
		357,645
CABLE & SATELLITE—0.6%
Knology, Inc.*	7,925	108,810

COAL & CONSUMABLE FUELS—1.8%
Arch Coal, Inc.	7,040	180,224
Patriot Coal Corp. *	7,775	147,025
		327,249
COMMUNICATIONS EQUIPMENT—2.4%
Aruba Networks, Inc. *	4,925	113,029
Ciena Corp. *	4,255	65,782
Finisar Corp. *	5,310	90,482
JDS Uniphase Corp. *	5,270	69,301
Riverbed Technology, Inc. *	3,135	89,755
		428,349

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & ENGINEERING—0.6%
Aecom Technology Corp.*	4,595	$113,680

CONSUMER ELECTRONICS—0.3%
Skullcandy, Inc.*	2,545	49,068

DATA PROCESSING & OUTSOURCED SERVICES—0.5%
VeriFone Systems, Inc.*	2,190	86,220

DISTRIBUTORS—0.9%
LKQ Corp.*	6,900	169,533

DIVERSIFIED CHEMICALS—0.9%
Solutia, Inc.*	7,600	162,944

DIVERSIFIED METALS & MINING—1.2%
Molycorp, Inc. *	1,560	99,263
Walter Energy, Inc.	870	106,636
		205,899
EDUCATION SERVICES—0.7%
American Public Education, Inc.*	2,605	118,710

ELECTRIC UTILITIES—0.9%
ITC Holdings Corp.	2,370	166,516

ELECTRICAL COMPONENTS & EQUIPMENT—3.7%
AMETEK, Inc.	4,472	190,060
GrafTech International Ltd. *	8,250	158,895
Thomas & Betts Corp. *	3,190	155,608
Woodward Governor Co.	4,360	150,420
		654,983
ELECTRONIC COMPONENTS—0.7%
Aeroflex Holding Corp. *	3,755	53,697
Fabrinet *	4,151	63,925
		117,622
ELECTRONIC MANUFACTURING SERVICES—0.8%
Trimble Navigation Ltd.*	3,795	135,026

ENVIRONMENTAL & FACILITIES SERVICES—2.2%
Clean Harbors, Inc. *	3,960	208,890
Waste Connections, Inc.	5,560	179,254
		388,144
FOOD DISTRIBUTORS—1.0%
United Natural Foods, Inc.*	4,095	170,966

FOOD RETAIL—0.6%
Fresh Market, Inc., /The*	2,715	96,464

GOLD—0.7%
AuRico Gold, Inc.*	10,430	126,516

HEALTH CARE EQUIPMENT—3.7%
HeartWare International, Inc. *	1,935	128,562
Insulet Corp. *	8,330	163,768
MAKO Surgical Corp. *	5,720	164,793
Sirona Dental Systems, Inc. *	2,550	128,979
Volcano Corp. *	2,425	76,169
		662,271

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE FACILITIES—0.9%
Universal Health Services, Inc., Cl. B	3,225	$160,089

HEALTH CARE SERVICES—2.5%
Catalyst Health Solutions, Inc. *	2,260	148,098
IPC The Hospitalist Co., Inc. *	2,555	115,562
Team Health Holdings, Inc. *	8,185	180,152
		443,812
HEALTH CARE SUPPLIES—0.6%
Align Technology, Inc.*	4,690	103,133

HEALTH CARE TECHNOLOGY—0.7%
Medidata Solutions, Inc.*	5,930	121,150

HOME FURNISHING RETAIL—0.7%
Williams-Sonoma, Inc.	3,485	129,015

HOME FURNISHINGS—0.4%
Ethan Allen Interiors, Inc.	4,060	74,704

HOTELS RESORTS & CRUISE LINES—1.4%
Gaylord Entertainment Co. *	4,080	119,707
Interval Leisure Group *	9,850	126,573
		246,280
HOUSEHOLD APPLIANCES—0.9%
SodaStream International Ltd.*	2,140	156,969

HOUSEHOLD PRODUCTS—0.8%
Church & Dwight Co., Inc.	3,600	145,224

INDUSTRIAL MACHINERY—3.9%
Actuant Corp., Cl. A	7,255	179,271
Barnes Group, Inc.	7,780	189,443
RBC Bearings, Inc. *	3,685	139,920
SPX Corp.	2,455	184,714
		693,348
INTERNET RETAIL—1.2%
Shutterfly, Inc.*	3,795	206,448

INTERNET SOFTWARE & SERVICES—6.0%
Ancestry.com, Inc. *	4,300	153,123
Cornerstone OnDemand, Inc. *	7,905	129,642
IAC/InterActiveCorp. *	5,180	214,400
LogMeIn, Inc. *	4,175	148,421
OpenTable, Inc. *	1,865	132,154
SPS Commerce, Inc. *	10,885	199,958
VistaPrint NV *	3,300	88,110
		1,065,808
INVESTMENT BANKING & BROKERAGE—0.4%
Greenhill & Co., Inc.	1,565	68,923

IT CONSULTING & OTHER SERVICES—0.7%
Gartner, Inc.*	3,590	132,507

LEISURE FACILITIES—0.8%
Six Flags Entertainment Corp.	4,340	152,811

LEISURE PRODUCTS—2.3%
Brunswick Corp.	5,875	128,251

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LEISURE PRODUCTS—(CONT.)
PVH Corp.	2,130	$152,402
Vera Bradley, Inc. *	3,340	121,142
		401,795
LIFE SCIENCES TOOLS & SERVICES—0.7%
Parexel International Corp.*	6,055	124,309

MANAGED HEALTH CARE—1.7%
Amerigroup Corp. *	2,835	155,925
Coventry Health Care, Inc. *	4,695	150,240
		306,165
METAL & GLASS CONTAINERS—1.3%
Crown Holdings, Inc. *	1,925	73,939
Silgan Holdings, Inc.	4,175	161,907
		235,846
MORTGAGE REITS—0.4%
American Capital Agency Corp.	2,590	72,313

NETWORKING EQUIPMENT—0.7%
Fortinet, Inc.*	6,490	131,877

OFFICE REITS—0.4%
Digital Realty Trust, Inc.	1,190	72,840

OIL & GAS DRILLING—0.6%
Helmerich & Payne, Inc.	1,480	102,194

OIL & GAS EQUIPMENT & SERVICES—1.8%
Complete Production Services, Inc. *	5,772	224,416
Dril-Quip, Inc. *	1,430	100,829
		325,245
OIL & GAS EXPLORATION & PRODUCTION—4.9%
Brigham Exploration Co. *	6,880	218,784
Energy XXI Bermuda Ltd. *	2,945	96,625
Kodiak Oil & Gas Corp. *	12,145	82,465
Plains Exploration & Production Co. *	3,625	141,411
Quicksilver Resources, Inc. *	8,145	115,252
Resolute Entergy Corp. *	6,765	110,202
SM Energy Co.	1,365	102,853
		867,592
PACKAGED FOODS & MEATS—0.7%
Hain Celestial Group, Inc.*	4,075	131,745

PHARMACEUTICALS—0.5%
Auxilium Pharmaceuticals, Inc.*	4,575	85,736

PRECIOUS METALS & MINERALS—0.4%
Stillwater Mining Co.*	4,165	63,724

RAILROADS—0.9%
Genesee & Wyoming, Inc., Cl. A*	2,890	159,066

REGIONAL BANKS—1.1%
Signature Bank*	3,100	183,396

RESEARCH & CONSULTING SERVICES—0.8%
IHS, Inc., Cl. A*	1,895	139,643

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESTAURANTS—0.7%
Sonic Corp.*	12,090	$129,363

RETAIL REITS—0.7%
Macerich Co., /The	2,310	122,730

SECURITY & ALARM SERVICES—0.7%
Geo Group, Inc., /The*	6,010	125,008

SEMICONDUCTOR EQUIPMENT—0.7%
Novellus Systems, Inc.*	4,315	133,938

SEMICONDUCTORS—5.1%
Atmel Corp. *	10,600	128,260
Cypress Semiconductor Corp. *	5,370	110,515
Inphi Corp. *	5,355	67,955
Mellanox Technologies Ltd. *	4,820	167,977
Netlogic Microsystems, Inc. *	4,440	153,402
ON Semiconductor Corp. *	14,370	124,875
Skyworks Solutions, Inc. *	6,440	162,996
		915,980
SPECIALIZED CONSUMER SERVICES—0.8%
Sotheby’s	3,375	142,931

SPECIALTY CHEMICALS—2.0%
Kraton Performance Polymers, Inc. *	3,580	129,238
Rockwood Holdings, Inc. *	3,745	226,460
		355,698
SPECIALTY STORES—1.0%
Teavana Holdings, Inc. *	360	10,152
Vitamin Shoppe, Inc. *	3,890	169,448
		179,600
SYSTEMS SOFTWARE—1.1%
MICROS Systems, Inc.*	3,855	188,779

THRIFTS & MORTGAGE FINANCE—0.8%
Northwest Bancshares, Inc.	11,595	142,502

TRADING COMPANIES & DISTRIBUTORS—0.6%
United Rentals, Inc.*	4,940	113,669

WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp.*	4,935	188,369

TOTAL COMMON STOCKS (Cost $14,416,479)		17,421,234

Total Investments (Cost $14,416,479)(a)	98.0%	17,421,234
Other Assets in Excess of Liabilities	2.0	363,168

NET ASSETS	100.0%	$17,784,402

‡                           Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                           Non-income producing security.

#                           American Depository Receipts.

(a)                 At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,478,628, amounted to $2,942,606 which consisted of aggregate gross unrealized appreciation of $3,584,022 and aggregate gross unrealized depreciation of $641,416.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER HEALTH SCIENCES FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—78.8%

BIOTECHNOLOGY—12.0%
Alexion Pharmaceuticals, Inc. *	57,200	$3,248,960
Arqule, Inc. *	190,500	1,066,800
Cubist Pharmaceuticals, Inc. *	107,600	3,655,172
Gilead Sciences, Inc. *	131,100	5,553,396
Human Genome Sciences, Inc. *	249,850	5,249,349
InterMune, Inc. *	109,700	3,661,786
Optimer Pharmaceuticals, Inc. *	513,192	5,429,571
United Therapeutics Corp. *	33,200	1,905,016
		29,770,050
DRUG RETAIL—3.4%
CVS Caremark Corp.	231,100	8,400,485

HEALTH CARE EQUIPMENT—9.7%
Arthrocare Corp. *	47,600	1,573,180
Covidien PLC	34,000	1,726,860
Edwards Lifesciences Corp. *	42,500	3,032,375
Hospira, Inc. *	76,850	3,928,572
Insulet Corp. *	107,960	2,122,494
MAKO Surgical Corp. *	90,300	2,601,543
Medtronic, Inc.	174,150	6,278,107
Stryker Corp.	40,150	2,181,751
Thoratec Corp. *	19,500	656,955
		24,101,837
HEALTH CARE FACILITIES—6.4%
Community Health Systems, Inc. *	18,650	481,916
HCA Holdings, Inc. *	111,200	2,966,816
Healthsouth Corp. *	89,900	2,193,560
Kindred Healthcare, Inc. *	113,450	2,137,398
Tenet Healthcare Corporation *	911,800	5,069,608
Universal Health Services, Inc., Cl. B	61,350	3,045,414
		15,894,712
HEALTH CARE SERVICES—2.0%
Express Scripts, Inc. *	23,500	1,275,110
Medco Health Solutions, Inc. *	20,500	1,289,040
Quest Diagnostics, Inc.	15,800	853,358
Team Health Holdings, Inc. *	75,000	1,650,750
		5,068,258
HEALTH CARE SUPPLIES—1.1%
Align Technology, Inc.*	124,450	2,736,655

HEALTH CARE TECHNOLOGY—1.6%
Medidata Solutions, Inc. *	149,647	3,057,288
SXC Health Solutions Corp. *	12,350	779,656
		3,836,944
LIFE SCIENCES TOOLS & SERVICES—2.0%
Bruker Corp. *	75,850	1,306,137
Life Technologies Corp. *	50,900	2,292,027
Parexel International Corp. *	64,583	1,325,889
		4,924,053
MANAGED HEALTH CARE—11.6%
Aetna, Inc.	190,150	7,889,324
CIGNA Corp.	154,650	7,696,930

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MANAGED HEALTH CARE—(CONT.)
Healthspring, Inc. *	54,300	$2,228,472
Humana, Inc.	87,850	6,551,853
UnitedHealth Group, Inc.	88,500	4,392,255
		28,758,834
PHARMACEUTICALS—29.0%
Abbott Laboratories	48,550	2,491,586
Allergan, Inc.	78,300	6,366,573
Auxilium Pharmaceuticals, Inc. *	273,678	5,128,726
Bristol-Myers Squibb Co.	250,200	7,170,732
Cadence Pharmaceuticals, Inc. *	94,500	817,425
GlaxoSmithKline PLC #	59,450	2,640,769
Johnson & Johnson	151,700	9,828,643
Medicis Pharmaceutical Corp., Cl. A	159,040	5,913,107
Mylan, Inc. *	97,350	2,217,633
Pfizer, Inc.	344,750	6,632,990
Roche Holding AG	42,650	7,670,337
Sagent Pharmaceuticals, Inc. *	19,250	536,498
Sanofi #	64,450	2,497,437
Shire PLC #	70,100	7,290,400
Valeant Pharmaceuticals International, Inc.	81,654	4,493,420
		71,696,276
TOTAL COMMON STOCKS (Cost $173,611,498)		195,188,104

CONVERTIBLE PREFERRED STOCK—1.3%

BIOTECHNOLOGY—1.3%
Merrimack Pharmaceuticals, Inc., Series B-10, *,(L3),(a)	34,186	368,525
Merrimack Pharmaceuticals, Inc., Series B-3, *,(L3),(b)	3,418	36,846
Merrimack Pharmaceuticals, Inc., Series B-4, *,(L3),(c)	102,471	1,104,637
Merrimack Pharmaceuticals, Inc., Series B-7, *,(L3),(a)	34,186	368,525
Merrimack Pharmaceuticals, Inc., Series C-2, *,(L3),(d)	181,700	1,271,900
		3,150,433
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,689,998)		3,150,433

Total Investments (Cost $175,301,496)(e)	80.1%	198,338,537
Other Assets in Excess of Liabilities	19.9	49,260,939

NET ASSETS	100.0%	$247,599,476

‡                           Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                           Non-income producing security.

#                           American Depository Receipts.

(a)                 Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $197,869 and represents 0.1% of the net assets of the Fund.

(b)                 Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $19,783 and represents 0.0% of the net assets of the Fund.

(c)                  Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $593,102 and represents 0.4% of the net assets of the Fund.

(d)                 Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $681,375 and represents 0.5% of the net assets of the Fund.

(e)                  At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $176,223,449, amounted to $22,115,088 which consisted of aggregate gross unrealized appreciation of $30,568,394 and aggregate gross unrealized depreciation of $8,453,306.

(L3)          Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH & INCOME FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—98.7%

AEROSPACE & DEFENSE—2.1%
Boeing Co., /The	9,720	$684,969
General Dynamics Corp.	8,000	545,120
		1,230,089
AIR FREIGHT & LOGISTICS—1.4%
United Parcel Service, Inc., Cl. B	11,300	782,186

ASSET MANAGEMENT & CUSTODY BANKS—3.0%
BlackRock, Inc.	3,300	588,918
Blackstone Group LP	36,500	606,265
KKR & Co., LP	36,200	530,330
		1,725,513
AUTO PARTS & EQUIPMENT—0.9%
Johnson Controls, Inc.	14,300	528,385

BUILDING PRODUCTS—0.5%
Masco Corp.	27,000	284,850

CABLE & SATELLITE—1.3%
Comcast Corp., Cl. A	32,800	765,552

COAL & CONSUMABLE FUELS—0.7%
Arch Coal, Inc.	16,500	422,400

COMMUNICATIONS EQUIPMENT—3.5%
Cisco Systems, Inc.	34,600	552,562
Corning, Inc.	34,600	550,486
QUALCOMM, Inc.	16,900	925,782
		2,028,830
COMPUTER HARDWARE—3.2%
Apple, Inc.*	4,765	1,860,637

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.3%
Caterpillar, Inc.	7,500	740,925

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Automatic Data Processing, Inc.	10,100	520,049

DIVERSIFIED CHEMICALS—1.8%
Dow Chemical Co., /The	14,100	491,667
EI Du Pont de Nemours & Co.	11,100	570,762
		1,062,429
DIVERSIFIED METALS & MINING—0.9%
Southern Copper Corp.	15,600	532,896

DRUG RETAIL—1.9%
CVS Caremark Corp.	20,900	759,715
Walgreen Co.	9,000	351,360
		1,111,075
ELECTRIC UTILITIES—1.6%
Southern Co.	23,600	933,144

ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Emerson Electric Co.	6,700	328,903

ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services, Inc.	16,400	476,092

	SHARES	VALUE
COMMON STOCKS—(CONT.)

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Monsanto Co.	7,300	$536,404

FOOTWEAR—0.7%
NIKE, Inc., Cl. B	4,300	387,645

GENERAL MERCHANDISE STORES—1.3%
Target Corp.	14,800	762,052

HEALTH CARE EQUIPMENT—0.9%
Medtronic, Inc.	14,600	526,330

HOME IMPROVEMENT RETAIL—1.9%
Home Depot, Inc.	30,700	1,072,351

HOTELS RESORTS & CRUISE LINES—0.8%
Carnival Corp.	13,200	439,560

HOUSEHOLD PRODUCTS—2.0%
Procter & Gamble Co., /The	18,425	1,132,953

HYPERMARKETS & SUPER CENTERS—1.7%
Wal-Mart Stores, Inc.	18,700	985,677

INDUSTRIAL CONGLOMERATES—2.4%
General Electric Co.	56,000	1,002,960
Tyco International Ltd.	8,700	385,323
		1,388,283
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	5,700	505,761

INTEGRATED OIL & GAS—9.8%
Chevron Corp.	12,700	1,321,054
ConocoPhillips	22,200	1,598,178
Exxon Mobil Corp.	15,600	1,244,724
Royal Dutch Shell PLC #	20,200	1,485,912
		5,649,868
INTEGRATED TELECOMMUNICATION SERVICES—3.5%
AT&T, Inc.	26,900	787,094
Verizon Communications, Inc.	35,800	1,263,382
		2,050,476
INTERNET SOFTWARE & SERVICES—2.0%
Google, Inc., Cl. A*	1,905	1,150,030

INVESTMENT BANKING & BROKERAGE—0.8%
Lazard Ltd., Cl. A	13,200	443,520

IT CONSULTING & OTHER SERVICES—2.0%
International Business Machines Corp.	6,200	1,127,470

MANAGED HEALTH CARE—0.9%
Aetna, Inc.	12,700	526,923

MORTGAGE REITS—0.9%
Annaly Capital Management, Inc.	30,800	516,824

MOVIES & ENTERTAINMENT—0.6%
Time Warner, Inc.	10,200	358,632

MULTI-UTILITIES—1.0%
Consolidated Edison, Inc.	10,800	568,080

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OFFICE REITS—0.6%
Digital Realty Trust, Inc.	6,200	$379,502

OIL & GAS REFINING & MARKETING—0.3%
Marathon Petroleum Corp.	3,800	166,402

OIL & GAS STORAGE & TRANSPORTATION—3.5%
El Paso Pipeline Partners LP	16,500	580,470
Enterprise Products Partners LP	14,300	594,737
Inergy LP	12,700	401,574
Magellan Midstream Partners LP	7,600	448,552
		2,025,333
OTHER DIVERSIFIED FINANCIAL SERVICES—2.6%
BM&F Bovespa SA	94,300	551,540
JPMorgan Chase & Co.	23,300	942,485
		1,494,025
PACKAGED FOODS & MEATS—1.4%
Kraft Foods, Inc., Cl. A	22,700	780,426

PAPER PRODUCTS—1.4%
International Paper Co.	16,900	501,930
MeadWestvaco Corp.	9,500	295,830
		797,760
PHARMACEUTICALS—6.7%
Bristol-Myers Squibb Co.	38,400	1,100,544
Johnson & Johnson	18,300	1,185,657
Novartis AG #	9,500	581,400
Pfizer, Inc.	50,459	970,831
		3,838,432
RAILROADS—1.0%
CSX Corp.	24,600	604,422

REGIONAL BANKS—0.9%
M&T Bank Corp.	5,900	508,816

RESTAURANTS—1.5%
McDonald’s Corp.	10,100	873,448

SEMICONDUCTOR EQUIPMENT—0.8%
Kla-Tencor Corp.	11,600	461,912

SEMICONDUCTORS—2.8%
Intel Corp.	26,600	593,978
Microchip Technology, Inc.	17,700	597,375
Xilinx, Inc.	13,300	426,930
		1,618,283
SOFT DRINKS—3.9%
Coca-Cola Co., /The	15,600	1,060,956
PepsiCo, Inc.	18,800	1,203,952
		2,264,908
SPECIALIZED FINANCE—1.1%
CME Group, Inc.	2,190	633,326

SPECIALIZED REITS—1.6%
HCP, Inc.	9,600	352,608

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SPECIALIZED REITS—(CONT.)
Plum Creek Timber Co., Inc.	15,000	$573,300
		925,908
SYSTEMS SOFTWARE—3.4%
Microsoft Corp.	38,200	1,046,680
Oracle Corp.	30,200	923,516
		1,970,196
THRIFTS & MORTGAGE FINANCE—0.7%
New York Community Bancorp, Inc.	31,500	426,195

TOBACCO—3.1%
Altria Group, Inc.	28,115	739,424
Philip Morris International, Inc.	14,715	1,047,267
		1,786,691
TOTAL COMMON STOCKS (Cost $55,914,830)		57,018,779

Total Investments (Cost $55,914,830)(a)	98.7%	57,018,779
Other Assets in Excess of Liabilities	1.3	735,958

NET ASSETS	100.0%	$57,754,737

‡                           Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                           Non-income producing security.

#                           American Depository Receipts.

(a)                 At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $55,957,854, amounted to $1,060,925 which consisted of aggregate gross unrealized appreciation of $3,287,454 and aggregate gross unrealized depreciation of $2,226,529.

See Notes to Schedule of Investments.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund (formerly the Alger Balanced Fund) (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income. On January 20, 2011, the Board of Trustees approved the liquidation of the Alger Money Market Fund and Alger Convertible Fund effective February 28, 2011.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2011 in valuing the Funds’ investments carried at fair value. There were no significant transfers of investment assets between Levels 1 and 2 as of July 31, 2011.

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$143,891,159	$143,891,159	—	—
Consumer Staples	57,598,407	57,598,407	—	—
Energy	104,471,094	104,471,094	—	—
Financials	46,556,118	46,556,118	—	—
Health Care	111,410,307	111,410,307	—	—
Industrials	132,318,454	132,318,454	—	—
Information Technology	254,793,224	254,793,224	—	—
Materials	48,732,227	48,732,227	—	—
Telecommunication Services	8,117,164	8,117,164	—	—
TOTAL COMMON STOCKS	$907,888,154	$907,888,154	—	—

CONVERTIBLE CORPORATE BONDS
Materials	$967,000	—	$967,000	—

CONVERTIBLE PREFERRED STOCK
Health Care	$2,777,425	—	—	$2,777,425
TOTAL INVESTMENTS IN SECURITIES	$911,632,579	$907,888,154	$967,000	$2,777,425

Alger Large Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$41,531,191	$41,531,191	—	—
Consumer Staples	29,081,250	29,081,250	—	—
Energy	39,360,397	39,360,397	—	—
Financials	17,693,311	17,693,311	—	—
Health Care	29,562,346	29,562,346	—	—
Industrials	41,941,802	41,941,802	—	—
Information Technology	104,018,244	104,018,244	—	—
Materials	19,683,356	19,683,356	—	—
Telecommunication Services	3,314,643	3,314,643	—	—
TOTAL COMMON STOCKS	$326,186,540	$326,186,540	—	—
TOTAL INVESTMENTS IN SECURITIES	$326,186,540	$326,186,540	—	—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$53,789,159	$53,789,159	—	—
Consumer Staples	17,023,456	17,023,456	—	—
Energy	39,767,776	39,767,776	—	—
Financials	16,647,485	16,647,485	—	—
Health Care	25,145,004	25,145,004	—	—
Industrials	50,802,139	50,802,139	—	—
Information Technology	57,137,851	57,137,851	—	—
Materials	20,620,095	20,620,095	—	—
TOTAL COMMON STOCKS	$280,932,965	$280,932,965	—	—

CONVERTIBLE PREFERRED STOCK
Health Care	$4,026,599	—	—	$4,026,599

PURCHASED OPTIONS
Financials	$825,566	$825,566	—	—
TOTAL INVESTMENTS IN SECURITIES	$285,785,130	$281,758,531	—	$4,026,599

SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	$614,175	$614,175	—	—
Financials	$1,281,840	$1,281,840	—	—
Industrials	96,279	96,279	—	—
Materials	6,270	6,270	—	—
TOTAL SECURITIES SOLD SHORT	$1,998,564	$1,998,564	—	—

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$145,852,130	$145,852,130	—	—
Consumer Staples	30,846,293	30,846,293	—	—
Energy	80,951,799	80,951,799	—	—
Financials	51,579,223	51,579,223	—	—
Health Care	131,242,993	131,242,993	—	—
Industrials	200,893,513	200,893,513	—	—
Information Technology	225,456,449	225,456,449	—	—
Materials	66,443,059	66,443,059	—	—
Telecommunication Services	16,682,762	16,682,762	—	—
Utilities	11,115,132	11,115,132	—	—
TOTAL COMMON STOCKS	$961,063,353	$961,063,353	—	—
TOTAL INVESTMENTS IN SECURITIES	$961,063,353	$961,063,353	—	—

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$52,193,867	$52,193,867	—	—
Consumer Staples	7,312,132	7,312,132	—	—
Energy	25,041,885	25,041,885	—	—
Financials	12,718,554	12,718,554	—	—
Health Care	51,801,413	51,801,413	—	—
Industrials	51,474,726	51,474,726	—	—
Information Technology	62,164,756	62,164,756	—	—
Materials	15,873,695	15,873,695	—	—
Utilities	3,695,676	3,695,676	—	—
TOTAL COMMON STOCKS	$282,276,704	$282,276,704	—	—
TOTAL INVESTMENTS IN SECURITIES	$282,276,704	$282,276,704	—	—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,239,690	$3,239,690	—	—
Consumer Staples	544,399	544,399	—	—
Energy	1,622,280	1,622,280	—	—
Financials	985,560	985,560	—	—
Health Care	2,364,310	2,364,310	—	—
Industrials	2,851,091	2,851,091	—	—
Information Technology	4,308,392	4,308,392	—	—
Materials	1,150,627	1,150,627	—	—
Telecommunication Services	188,369	188,369	—	—
Utilities	166,516	166,516	—	—
TOTAL COMMON STOCKS	$17,421,234	$17,421,234	—	—
TOTAL INVESTMENTS IN SECURITIES	$17,421,234	$17,421,234	—	—

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Staples	$8,400,485	$8,400,485	—	—
Health Care	186,787,619	186,787,619	—	—
TOTAL COMMON STOCKS	$195,188,104	$195,188,104	—	—

CONVERTIBLE PREFERRED STOCK
Health Care	$3,150,433	—	—	$3,150,433
TOTAL INVESTMENTS IN SECURITIES	$198,338,537	$195,188,104	—	$3,150,433

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$5,187,625	$5,187,625	—	—
Consumer Staples	8,061,730	8,061,730	—	—
Energy	8,264,003	8,264,003	—	—
Financials	7,053,629	7,053,629	—	—
Health Care	4,891,685	4,891,685	—	—
Industrials	5,835,750	5,835,750	—	—
Information Technology	10,737,407	10,737,407	—	—
Materials	3,435,250	3,435,250	—	—
Telecommunication Services	2,050,476	2,050,476	—	—
Utilities	1,501,224	1,501,224	—	—
TOTAL COMMON STOCKS	$57,018,779	$57,018,779	—	—
TOTAL INVESTMENTS IN SECURITIES	$57,018,779	$57,018,779	—	—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Capital Appreciation Fund	Convertible Preferred Stock
Opening balance at May 1, 2011	$2,777,425
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	$—
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2011	2,777,425
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at July 31, 2011	$—

Alger Mid Cap Growth Fund	Convertible Preferred Stock
Opening balance at May 1, 2011	$4,026,599
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2011	4,026,599
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at July 31, 2011	$—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Health Sciences Fund	Convertible Preferred Stock
Opening balance at May 1, 2011	$3,150,433
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	$—
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2011	3,150,433
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at July 31, 2011	$—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolio’s.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2011, options were used in accordance with these objectives.

The fair values of derivative instruments as of July 31, 2011 are as follows:

Alger Mid Cap Growth Fund

	ASSET DERIVATIVES 2011		LIABILITY DERIVATIVES 2011
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$352,506		—
Purchased Call Options	Investments in securities, at value	473,060		—
Written Put Options	—	—	Written options outstanding, at value	$267,675
Written Call Options	—	—	Written options outstanding, at value	1,730,889
Total	—	$825,566		$1,998,564

For the 3 months ended July 31, 2011, the Alger Mid Cap Growth Fund had option purchases of $883,161 and option sales of $2,005,483, and Alger Capital Appreciation Fund had option purchases of $120,622 and option sales of $127,159. The effect of derivative instruments on the statement of operations for the 3 months ended July 31, 2011 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments	Options
Written Call Options	$152,160
Written Put Options	26,208
Total	$178,368

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Capital Appreciation Fund

Derivatives not accounted for as hedging instruments	Options
Written Call Options	$6,537
Total	$6,537

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$(25,519)
Written Options	(86,728)
Total	$(112,247)

NOTE 5 — Recent Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative  information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolio’s financial statements and disclosures.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 21, 2011

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 21, 2011